Consolidated statement of income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 12,507	€ 10,489	€ 25,004	€ 20,063
Interest expense		8,884	6,296	17,554	11,988
Provision for credit losses, Statement of Income		476	401	915	772
Net interest income		3,623	4,192	7,450	8,074
Net interest income after provision for credit losses		3,147	3,792	6,535	7,302
Commissions and fee income		2,594	2,321	5,207	4,669
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		965	643	1,895	2,178
Net gains (losses) on derecognition of financial assets at amortized cost		0	(2)	(8)	(4)
Net gains (losses) on financial assets at fair value through other comprehensive income		13	(2)	39	22
Net income (loss) from equity method investments		(11)	11	(4)	7
Other income (loss)		124	(101)	105	(106)
Total noninterest income		3,685	2,870	7,234	6,765
Compensation and benefits		3,010	2,812	5,940	5,508
General and administrative expenses		3,738	2,657	6,111	5,417
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(46)	134	(45)	134
Total noninterest expenses		6,702	5,602	12,006	11,059
Profit (loss) before tax		130	1,059	1,763	3,008
Income tax expense (benefit)		276	366	745	924
Profit (loss)		(145)	693	1,018	2,084
Profit (loss) attributable to noncontrolling interests		(45)	(39)	(73)	(64)
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ (190)	€ 654	€ 945	€ 2,020

[1]	Interest and similar income of € 9.4 billion for the three months ended June 30, 2024 and € 8.1 billion for the three months ended June 30, 202
3, € 18.9 billion for the six months ended June 30, 2024 and € 15.8 billion for the six months ended June 30, 202 3 was calculated based on the effective interest method